Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 175,708	$ 276,637
Restricted cash	5,984	6,291
Marketable Securities (Note 4)	2,534	0
Accounts receivable, net	23,421	24,417
Insurance claims	2,448	5,018
Due from related companies (Note 2)	1,641	2,977
Advances and other	7,508	4,789
Vessels held for sale	41,427	26,986
Inventories	19,835	14,011
Prepaid insurance and other	5,372	2,949
Current portion of financial instruments-Fair value (Note 8)	1,755	3,378
Total current assets	287,633	367,453
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 8)	0	498
FIXED ASSETS (Notes 5)
Advances for vessels under construction	37,636	81,882
Vessels	2,639,878	2,638,550
Accumulated depreciation	(445,518)	(403,485)
Vessels' Net Book Value	2,194,360	2,235,065
Total fixed assets	2,231,996	2,316,947
DEFERRED CHARGES, net (Note 6)	14,708	16,362
Total assets	2,535,337	2,702,260
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	196,996	133,819
Payables	23,707	23,914
Due to related companies (Note 2)	1,063	779
Accrued liabilities	14,168	10,576
Accrued bank interest	7,081	6,481
Unearned revenue	7,469	9,189
Current portion of financial instruments-Fair value (Note 8)	29,228	32,486
Total current liabilities	279,712	217,244
LONG-TERM DEBT, net of current portion (Note 7)	1,318,667	1,428,648
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 8)	17,800	36,438
STOCKHOLDERS' EQUITY:
Common stock, $ 1.00 par value; 100,000,000 shares authorized; 46,208,737 issued and outstanding at December 31, 2011 and 46,081,487 issued at December 31, 2010.	46,209	46,081
Additional paid-in capital	351,566	350,946
Accumulated other comprehensive loss	(35,030)	(52,329)
Retained earnings	554,314	671,480
Total Tsakos Energy Navigation Limited stockholders' equity	917,059	1,016,178
Noncontrolling Interest	2,099	3,752
Total stockholders' equity	919,158	1,019,930
Total liabilities and stockholders' equity	$ 2,535,337	$ 2,702,260